Unit Conversion to Shares	12 Months Ended
Dec. 31, 2023
Stockholders Equity Note [Abstract]
Unit Conversion to Shares	12. Unit Conversion to Shares Upon the merger agreement dated December 29, 2023, all units included in GRIID were converted to shares.